UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co. (The)	26,422	$1,839,500
Honeywell International, Inc.	53,617	3,203,616
Northrop Grumman Corp.	21,600	1,434,888
Textron, Inc.	19,301	505,107
United Technologies Corp.	42,843	3,354,178

		$10,337,289

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	12,698	$743,468
Expeditors International of Washington, Inc.	13,909	505,731
United Parcel Service, Inc., Class B	28,717	2,055,276

		$3,304,475

Airlines — 0.1%
Southwest Airlines Co.	36,616	$321,122

		$321,122

Auto Components — 0.6%
Dana Holding Corp.	31,658	$389,393
Goodyear Tire & Rubber Co. (The)(1)	10,898	132,847
Johnson Controls, Inc.	48,345	1,324,653
Lear Corp.	7,250	273,978

		$2,120,871

Automobiles — 0.1%
Ford Motor Co.	30,101	$296,796

		$296,796

Beverages — 2.8%
Beam, Inc.	5,131	$295,237
Coca-Cola Co. (The)	173,346	6,575,014
PepsiCo, Inc.	54,927	3,887,184

		$10,757,435

Biotechnology — 1.6%
Amgen, Inc.	23,888	$2,014,236
Celgene Corp.(1)	32,350	2,471,540
Gilead Sciences, Inc.(1)	25,532	1,693,538
Vertex Pharmaceuticals, Inc.(1)	1,850	103,507

		$6,282,821

Capital Markets — 1.5%
Greenhill & Co., Inc.	14,014	$725,225
Invesco, Ltd.	38,480	961,615
Lazard, Ltd., Class A	21,525	629,176

Security	Shares	Value
Legg Mason, Inc.	10,446	$257,807
State Street Corp.	27,413	1,150,249
T. Rowe Price Group, Inc.	24,428	1,546,292
Walter Investment Management Corp.(1)	7,355	272,209

		$5,542,573

Chemicals — 2.0%
Air Products and Chemicals, Inc.	11,261	$931,285
CF Industries Holdings, Inc.	2,700	600,048
Dow Chemical Co. (The)	64,146	1,857,668
E.I. du Pont de Nemours & Co.	51,275	2,577,594
Eastman Chemical Co.	3,608	205,692
Sherwin-Williams Co. (The)	9,183	1,367,441

		$7,539,728

Commercial Banks — 3.9%
Bank of Montreal	4,957	$292,661
BankUnited, Inc.	24,813	610,648
BB&T Corp.	51,539	1,709,033
Fifth Third Bancorp	91,535	1,419,708
KeyCorp	85,122	743,966
M&T Bank Corp.	12,600	1,199,016
PNC Financial Services Group, Inc.	31,765	2,004,372
SunTrust Banks, Inc.	5,538	156,559
U.S. Bancorp	31,198	1,070,091
Wells Fargo & Co.	164,065	5,665,165

		$14,871,219

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	15,307	$487,069
Waste Management, Inc.	56,032	1,797,506

		$2,284,575

Communications Equipment — 2.5%
Brocade Communications Systems, Inc.(1)	42,403	$250,814
Cisco Systems, Inc.	222,878	4,254,741
QUALCOMM, Inc.	78,368	4,897,216

		$9,402,771

Computers & Peripherals — 5.0%
Apple, Inc.	28,043	$18,711,972
Hewlett-Packard Co.	4,445	75,832
QLogic Corp.(1)	20,459	233,642

		$19,021,446

Construction & Engineering — 0.5%
Fluor Corp.	36,765	$2,069,134

		$2,069,134

Security	Shares	Value
Consumer Finance — 1.2%
American Express Co.	49,193	$2,797,114
Discover Financial Services	40,754	1,619,156

		$4,416,270

Distributors — 0.5%
Genuine Parts Co.	33,297	$2,032,116

		$2,032,116

Diversified Financial Services — 2.7%
Bank of America Corp.	86,352	$762,488
Citigroup, Inc.	123,345	4,035,848
CME Group, Inc.	14,875	852,338
JPMorgan Chase & Co.	113,958	4,613,020

		$10,263,694

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	190,600	$7,185,620
CenturyLink, Inc.	22,936	926,614
Verizon Communications, Inc.	52,772	2,404,820

		$10,517,054

Electric Utilities — 1.0%
Duke Energy Corp.	28,786	$1,865,333
Edison International	24,992	1,141,885
Pinnacle West Capital Corp.	7,168	378,470
Xcel Energy, Inc.	12,009	332,769

		$3,718,457

Electrical Equipment — 0.7%
Emerson Electric Co.	53,488	$2,581,866

		$2,581,866

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	39,217	$515,703
Molex, Inc.	13,181	346,397

		$862,100

Energy Equipment & Services — 1.9%
Halliburton Co.	62,164	$2,094,305
Rowan Cos., PLC(1)	30,646	1,034,916
Schlumberger, Ltd.	56,392	4,078,833

		$7,208,054

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	60,482	$2,928,538
Wal-Mart Stores, Inc.	76,097	5,615,959

		$8,544,497

Security	Shares	Value
Food Products — 1.5%
ConAgra Foods, Inc.	33,089	$912,926
Green Mountain Coffee Roasters, Inc.(1)	15,366	364,942
Kellogg Co.	31,044	1,603,733
Kraft Foods, Inc., Class A	54,344	2,247,124
Tyson Foods, Inc., Class A	28,696	459,710

		$5,588,435

Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	42,233	$2,544,961
Covidien PLC	11,380	676,200
Medtronic, Inc.	41,406	1,785,427
Orthofix International NV(1)	1,884	84,309
Stryker Corp.	38,437	2,139,403
Zimmer Holdings, Inc.	5,294	357,980

		$7,588,280

Health Care Providers & Services — 1.4%
DaVita, Inc.(1)	895	$92,731
Express Scripts Holding Co.(1)	21,590	1,353,045
HCA Holdings, Inc.	12,216	406,182
Quest Diagnostics, Inc.	7,414	470,270
UnitedHealth Group, Inc.	49,739	2,756,038
VCA Antech, Inc.(1)	13,321	262,824

		$5,341,090

Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	20,645	$807,220
Marriott Vacations Worldwide Corp.(1)	2,064	74,345
McDonald’s Corp.	42,138	3,866,161
Wyndham Worldwide Corp.	11,235	589,613

		$5,337,339

Household Durables — 0.6%
Leggett & Platt, Inc.	11,383	$285,144
Lennar Corp., Class A	18,642	648,182
Newell Rubbermaid, Inc.	76,798	1,466,074

		$2,399,400

Household Products — 1.8%
Clorox Co. (The)	6,843	$493,038
Kimberly-Clark Corp.	19,850	1,702,733
Procter & Gamble Co.	65,845	4,567,009

		$6,762,780

Industrial Conglomerates — 1.9%
3M Co.	23,056	$2,130,835
General Electric Co.	228,025	5,178,448

		$7,309,283

Security	Shares	Value
Insurance — 4.1%
ACE, Ltd.	14,012	$1,059,307
Allstate Corp. (The)	62,009	2,456,177
AmTrust Financial Services, Inc.	2,769	70,942
Berkshire Hathaway, Inc., Class B(1)	29,689	2,618,570
Cincinnati Financial Corp.	23,600	894,204
Hanover Insurance Group, Inc. (The)	1,721	64,124
Hartford Financial Services Group, Inc.	12,332	239,734
Lincoln National Corp.	59,156	1,430,984
Marsh & McLennan Cos., Inc.	50,188	1,702,879
MetLife, Inc.	14,938	514,763
Principal Financial Group, Inc.	29,001	781,287
Prudential Financial, Inc.	22,391	1,220,533
Travelers Companies, Inc. (The)	39,069	2,666,850

		$15,720,354

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(1)	5,804	$1,476,073
priceline.com, Inc.(1)	1,797	1,111,858
Shutterfly, Inc.(1)	28,875	898,590

		$3,486,521

Internet Software & Services — 2.6%
Google, Inc., Class A(1)	10,119	$7,634,786
VeriSign, Inc.(1)	43,013	2,094,303

		$9,729,089

IT Services — 3.3%
Accenture PLC, Class A	20,711	$1,450,392
Fidelity National Information Services, Inc.	26,132	815,841
International Business Machines Corp.	33,173	6,881,739
MasterCard, Inc., Class A	6,661	3,007,308
Visa, Inc., Class A	3,968	532,823

		$12,688,103

Leisure Equipment & Products — 0.6%
Mattel, Inc.	59,998	$2,128,729

		$2,128,729

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	56,277	$2,163,851
Thermo Fisher Scientific, Inc.	34,847	2,050,049

		$4,213,900

Machinery — 1.2%
Caterpillar, Inc.	31,778	$2,734,179
Eaton Corp.	9,192	434,414
Snap-On, Inc.	6,380	458,531
Stanley Black & Decker, Inc.	10,773	821,441
Timken Co. (The)	8,609	319,910

		$4,768,475

Security	Shares	Value
Marine — 0.0%(2)
Kirby Corp.(1)	1,985	$109,731

		$109,731

Media — 4.7%
CBS Corp., Class B	64,211	$2,332,786
Comcast Corp., Class A	121,712	4,353,638
McGraw-Hill Cos., Inc. (The)	44,254	2,415,826
Omnicom Group, Inc.	39,439	2,033,475
Scripps Networks Interactive, Class A	1,544	94,539
Time Warner, Inc.	44,322	2,009,116
Walt Disney Co. (The)	89,041	4,655,063

		$17,894,443

Metals & Mining — 0.8%
Allegheny Technologies, Inc.	7,067	$225,437
Freeport-McMoRan Copper & Gold, Inc.	25,886	1,024,568
Nucor Corp.	47,291	1,809,354

		$3,059,359

Multi-Utilities — 2.4%
Centerpoint Energy, Inc.	17,504	$372,835
CMS Energy Corp.	83,891	1,975,633
Dominion Resources, Inc.	17,163	908,609
DTE Energy Co.	10,342	619,900
Integrys Energy Group, Inc.	9,651	503,782
NiSource, Inc.	49,999	1,273,975
Public Service Enterprise Group, Inc.	60,956	1,961,564
TECO Energy, Inc.	92,229	1,636,142

		$9,252,440

Multiline Retail — 0.7%
Macy’s, Inc.	58,475	$2,199,829
Nordstrom, Inc.	12,248	675,845

		$2,875,674

Office Electronics — 0.1%
Xerox Corp.	50,944	$373,929

		$373,929

Oil, Gas & Consumable Fuels — 10.3%
Chevron Corp.	65,682	$7,655,894
ConocoPhillips	63,441	3,627,556
EOG Resources, Inc.	20,592	2,307,334
Exxon Mobil Corp.	155,982	14,264,554
Kinder Morgan, Inc.	21,161	751,639
Occidental Petroleum Corp.	38,373	3,302,380

Security	Shares	Value
Peabody Energy Corp.	17,730	$395,202
Phillips 66	31,720	1,470,857
Range Resources Corp.	22,269	1,555,935
Tesoro Corp.	20,477	857,986
Williams Cos., Inc.	72,366	2,530,639
WPX Energy, Inc.(1)	21,119	350,364

		$39,070,340

Paper & Forest Products — 0.2%
MeadWestvaco Corp.	21,446	$656,248

		$656,248

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,326	$204,782

		$204,782

Pharmaceuticals — 6.0%
Abbott Laboratories	73,588	$5,045,193
Bristol-Myers Squibb Co.	83,905	2,831,794
Johnson & Johnson	63,586	4,381,711
Merck & Co., Inc.	132,698	5,984,680
Pfizer, Inc.	171,390	4,259,042
Warner Chilcott PLC	25,088	338,688

		$22,841,108

Professional Services — 0.2%
Manpower, Inc.	4,353	$160,190
Robert Half International, Inc.	19,811	527,567

		$687,757

Real Estate Investment Trusts (REITs) — 1.7%
Apartment Investment & Management Co., Class A	12,428	$323,004
AvalonBay Communities, Inc.	11,002	1,496,162
Equity Residential	14,774	849,948
Health Care REIT, Inc.	6,813	393,451
Host Hotels & Resorts, Inc.	58,590	940,369
Kimco Realty Corp.	78,276	1,586,655
Plum Creek Timber Co., Inc.	5,304	232,527
ProLogis, Inc.	22,296	781,029

		$6,603,145

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	19,604	$360,910

		$360,910

Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.	3,521	$183,233
Kansas City Southern	13,949	1,057,055
Norfolk Southern Corp.	28,268	1,798,693

		$3,038,981

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	16,160	$633,310
Applied Materials, Inc.	15,313	170,970
Cirrus Logic, Inc.(1)	6,502	249,612
Cree, Inc.(1)	21,482	548,435
First Solar, Inc.(1)	24,717	547,358
Intel Corp.	154,529	3,504,718
Microchip Technology, Inc.	15,385	503,705
Teradyne, Inc.(1)	32,470	461,723

		$6,619,831

Software — 3.5%
Concur Technologies, Inc.(1)	21,424	$1,579,592
Microsoft Corp.	280,207	8,344,564
Oracle Corp.	106,479	3,353,024
Symantec Corp.(1)	8,033	144,594

		$13,421,774

Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A	4,343	$147,314
Advance Auto Parts, Inc.	3,365	230,301
Home Depot, Inc. (The)	65,676	3,964,860
Tiffany & Co.	14,641	905,985

		$5,248,460

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	18,319	$1,026,231
NIKE, Inc., Class B	7,588	720,177

		$1,746,408

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	40,046	$318,766

		$318,766

Tobacco — 2.4%
Altria Group, Inc.	46,067	$1,538,177
Philip Morris International, Inc.	71,014	6,386,999
Reynolds American, Inc.	27,499	1,191,807

		$9,116,983

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$433,339

		$433,339

Total Common Stocks — 100.2% (identified cost $246,802,893)		$381,292,549

Call Options Written — (0.5)%
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	955	$1,460	10/20/12	$(778,325)
S&P 500 Index	1,290	1,465	10/20/12	(832,050)
S&P 500 Index	285	1,470	10/20/12	(142,500)

Total Call Options Written (premiums received $4,928,185)				$(1,752,875)

Other Assets, Less Liabilities — 0.3%				$1,170,868

Net Assets — 100.0%				$380,710,542

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$246,774,219

Gross unrealized appreciation	$134,956,795
Gross unrealized depreciation	(438,465)

Net unrealized appreciation	$134,518,330

Written options activity for the fiscal year to date ended September 30, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,730	$7,207,933
Options written	23,315	47,082,477
Options terminated in closing purchase transactions	(22,275)	(47,212,703)
Options expired	(1,240)	(2,149,522)

Outstanding, end of period	2,530	$4,928,185

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,752,875.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$381,292,549 *	$—	$—	$381,292,549
Total Investments	$381,292,549	$—	$—	$381,292,549

Liability Description
Call Options Written	$(1,752,875)	$—	$—	$(1,752,875)
Total	$(1,752,875)	$—	$—	$(1,752,875)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012